S000003996 [Member] Investment Strategy - Putnam Sustainable Retirement Maturity Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing its assets primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds include funds managed by the Investment Manager, as defined below, and funds managed by affiliated investment advisers.
Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by the Investment Manager or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet each underlying fund’s respective sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non‑fundamental and may be changed only after 60 days’ notice to shareholders. For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes. The Investment Manager may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. Through its investments in underlying funds, the fund makes use of a range of ESG‑ and sustainability- oriented investment strategies and invests across a variety of asset classes. The ESG or sustainability criteria will differ across the underlying funds. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non‑U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG‑related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.
The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2025 (taking into account any tactical adjustments described below), which are not expected to change over time.

Underlying funds*

Putnam Sustainable Leaders ETF	14.1%
Putnam Sustainable Future ETF	7.1%
Putnam PanAgora ESG International Equity ETF	4.2%
Putnam ESG Core Bond ETF	51.7%
Putnam ESG High Yield ETF	16.9%
Putnam ESG Ultra Short ETF	6.0%
Total Equity**	25.4%
Total Fixed Income**	74.6%
*Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages. The fund is not expected to have an allocation to Putnam PanAgora ESG Emerging Markets Equity ETF as of September 30, 2025.
** Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG
High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.
The fund’s target allocations may differ from the allocations shown in the table. The Investment Manager may change the fund’s target allocations and the underlying funds in which it invests at any time, although the Investment Manager generally expects these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. The Investment Manager rebalances the fund’s investments towards its target allocations on a quarterly basis.
It is assumed investors will make gradual withdrawals from the fund. More information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”
Information about each underlying fund’s investment strategy
Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)
Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Investment Management, LLC (“Putnam Management”), Sustainable Leaders ETF’s investment manager, believes exhibit a commitment to financially material sustainable business practices. Sustainable Leaders ETF may also invest in non‑U.S. companies. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.
Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 210.
Putnam Sustainable Future ETF (“Sustainable Future ETF”)
Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management, Sustainable Future ETF’s investment manager, believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies).
Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 210.
Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)
PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora Asset Management, Inc. (“PanAgora”), believes offer attractive benchmark-relative returns and exhibit positive ESG metrics.
Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 210.
Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)
PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics.
Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 210.
Putnam ESG Core Bond ETF (“Core Bond ETF”)
Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Franklin Advisers, Inc. (“Franklin Advisers”), Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis.
Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Franklin Advisers’ ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 210.
Putnam ESG High Yield ETF (“High Yield ETF”)
High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Franklin Advisers, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer).
Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Franklin Advisers’ ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 210.
Putnam ESG Ultra Short ETF (“Ultra Short ETF”)
Ultra Short ETF invests in a diversified short duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Franklin Advisers, Ultra Short ETF’s investment manager, believes meet relevant ESG criteria, on a sector-specific basis.
Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Franklin Advisers’ ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 210.